Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 02, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information regarding executive pay and performance. The table below shows pay both as reported in the Summary Compensation Table (“Summary Compensation Table Total Pay”) for the applicable fiscal year and as “compensation actually paid” (or “CAP”) for our principal executive officer (“CEO”) and as an average of all of our other named executive officers (“Non-CEO NEOs”) for the applicable fiscal year. Both Summary Compensation Table Total Pay and CAP are calculated in accordance with the requirements of Regulation S-K and may differ substantially from the manner in which the T&C Committee makes decisions regarding executive pay. For discussion of the T&C Committee’s decisions regarding the pay of our named executive officers, see the CD&A.

							Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for Current CEO(1)(2)	Compensation Actually Paid to Current CEO(1)(3)	Summary Compensation Table Total for Former CEO(1)(2	Compensation Actually Paid to Former CEO(1)	Average Summary Compensation Table Total for Non-CEO NEOs(1)(2)	Average Compensation Actually Paid to Non-CEO NEOs(1)(3)	Total Shareholder Return(4)	Peer Group Total Shareholder Return(4)	Net Income (thousands)(5)	Adjusted EBITDA (thousands)(6)
2024	$915,000	$54,326,168	$—	$—	$6,228,088	$10,817,690	$38.62	$100.48	$26,121	$199,234
2023	$44,538,114	$66,452,986	$854,000	$860,490	$3,784,404	$8,899,974	$26.29	$129.93	($270,594)	($45,238)
2022	$—	$—	$652,405	($1,019,097)	$1,090,898	($1,696,174)	$7.07	$141.76	($609,552)	($462,255)
2021	$—	$—	$60,814,546	($8,865,630)	$10,885,903	($4,147,460)	$22.56	$131.10	($571,426)	($429,826)

(1)	CEO and Non-CEO NEOs included in these columns reflect the following:

Year	CEO	Non-CEO NEOs
2024	Mark Bertolini	Mario Schlosser, Scott Blackley, Ranmali Bopitiya, Alessandrea Quane
2023	Current CEO: Mark Bertolini Former CEO: Mario Schlosser	Scott Blackley, Ranmali Bopitiya, Alessandrea Quane, Siddhartha Sankaran
2022	Mario Schlosser	Siddhartha Sankaran, R. Scott Blackley, Ranmali Bopitiya, Alessandrea Quane, Dennis Weaver
2021	Mario Schlosser	R. Scott Blackley, Siddhartha Sankaran, Alessandrea Quane, Meghan Joyce, Joshua Kushner

(2)
Amounts reflect Summary Compensation Table Total pay for our CEO and non-CEO NEOs for each corresponding year. In 2021, these amounts include the grant date fair value of the Founders Awards granted to Mr. Schlosser and Mr. Kushner in connection with our initial public offering. As previously disclosed, these awards were voluntarily canceled and terminated on March 28, 2023.

(3)
The following table details the adjustment to the Summary Compensation Table Total Pay for our CEO, as well as the average for our Non-CEO NEOs, to determine CAP, as computed in accordance with Item 402(v). No other adjustments are required to be made in accordance with SEC rules. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

	CEO	Average of non-CEO NEOs
Year in Table:	2024	2024
Total Compensation as reported in the Summary Compensation Table (“SCT”)	$915,000	$6,228,088
Less: Grant-Date Fair Value of Equity Awards as reported in SCT(a)	$0	$4,860,163
Add: Year-End Fair Value of Equity Awards Granted in the Year(b)	$0	$3,608,845
Add: Change in Fair Value of Outstanding and Unvested Equity Awards(b)	$48,395,071	$1,417,063
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year(b)	$0	$508,416
Add: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year(b)	$5,016,097	$3,915,442
Add: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$0	$0
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$0	$0
Compensation Actually Paid	$54,326,168	$10,817,690

(a)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The fair values of unvested and outstanding equity awards to our NEOs were re-measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant in accordance with ASC Topic 718. For stock options, the grant-date fair values were estimated using Black-Scholes. Subsequent valuations at the end of each fiscal year and as of each vest date are performed using a lattice model, as the latter provides a better estimate of options that are no longer at-the-money. The term used to estimate the option fair values under the lattice model in 2024 ranged between 4.2 years to 9.1 years. For market-based performance restricted stock units, fair values were estimated using a Monte Carlo simulation model, using inputs that are consistent with those used at grant. For other performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See Note 10 to the consolidated financial statements included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024, where we explain assumptions made in valuing equity awards at grant.

(4)
The amounts reflect the cumulative total shareholder return (“TSR”) of our common stock and a group of 11 peers selected by the Company (the “Peer Group”), which is the same peer group the Company uses for its performance graph in the Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K.. The Peer Group is composed of Centene Corporation, Molina Healthcare, Inc., CVS Health Corporation, Cigna Group, Elevance Health, Inc., Agilon Health Inc., Alignment Healthcare, Inc., Evolent Health, Inc., Privia Health Group, Inc., Teladoc, and Accolade, Inc. The Peer Group was chosen based on (i) industry, including managed care and healthcare technology companies, with emphasis on direct competitors and close industry peers, (ii) revenue, and (iii) market capitalization. The TSR value listed in each year reflects what the cumulative value of $100 would be if invested on March 3, 2021 (the date of our initial public offering). TSR is calculated on a cumulative basis by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment (if any), and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Historical stock price performance is not necessarily indicative of future stock performance.

(5)	The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.
(6)
While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, Adjusted EBITDA is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to NEOs to company performance, for the most recently completed fiscal year. The amount shown in the table is equal to our Adjusted EBITDA as reported in our Annual Report on Form 10-K for the applicable year, which is defined as net loss for the Company and its consolidated subsidiaries before interest expense, income tax expense (benefit), depreciation and amortization as further adjusted for stock-based compensation, and other non-recurring items that are considered unusual or not representative of underlying trends of our business, where applicable for the period presented. Management uses Adjusted EBITDA as a measurement of operating performance because it assists us in comparing the operating performance of our business on a consistent basis, as it removes the impact of items not directly resulting from our core operations.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)	CEO and Non-CEO NEOs included in these columns reflect the following:

Year	CEO	Non-CEO NEOs
2024	Mark Bertolini	Mario Schlosser, Scott Blackley, Ranmali Bopitiya, Alessandrea Quane
2023	Current CEO: Mark Bertolini Former CEO: Mario Schlosser	Scott Blackley, Ranmali Bopitiya, Alessandrea Quane, Siddhartha Sankaran
2022	Mario Schlosser	Siddhartha Sankaran, R. Scott Blackley, Ranmali Bopitiya, Alessandrea Quane, Dennis Weaver
2021	Mario Schlosser	R. Scott Blackley, Siddhartha Sankaran, Alessandrea Quane, Meghan Joyce, Joshua Kushner

Peer Group Issuers, Footnote
(4)
The amounts reflect the cumulative total shareholder return (“TSR”) of our common stock and a group of 11 peers selected by the Company (the “Peer Group”), which is the same peer group the Company uses for its performance graph in the Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K.. The Peer Group is composed of Centene Corporation, Molina Healthcare, Inc., CVS Health Corporation, Cigna Group, Elevance Health, Inc., Agilon Health Inc., Alignment Healthcare, Inc., Evolent Health, Inc., Privia Health Group, Inc., Teladoc, and Accolade, Inc. The Peer Group was chosen based on (i) industry, including managed care and healthcare technology companies, with emphasis on direct competitors and close industry peers, (ii) revenue, and (iii) market capitalization. The TSR value listed in each year reflects what the cumulative value of $100 would be if invested on March 3, 2021 (the date of our initial public offering). TSR is calculated on a cumulative basis by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment (if any), and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period. Historical stock price performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(3)
The following table details the adjustment to the Summary Compensation Table Total Pay for our CEO, as well as the average for our Non-CEO NEOs, to determine CAP, as computed in accordance with Item 402(v). No other adjustments are required to be made in accordance with SEC rules. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

	CEO	Average of non-CEO NEOs
Year in Table:	2024	2024
Total Compensation as reported in the Summary Compensation Table (“SCT”)	$915,000	$6,228,088
Less: Grant-Date Fair Value of Equity Awards as reported in SCT(a)	$0	$4,860,163
Add: Year-End Fair Value of Equity Awards Granted in the Year(b)	$0	$3,608,845
Add: Change in Fair Value of Outstanding and Unvested Equity Awards(b)	$48,395,071	$1,417,063
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year(b)	$0	$508,416
Add: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year(b)	$5,016,097	$3,915,442
Add: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$0	$0
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$0	$0
Compensation Actually Paid	$54,326,168	$10,817,690

(a)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The fair values of unvested and outstanding equity awards to our NEOs were re-measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant in accordance with ASC Topic 718. For stock options, the grant-date fair values were estimated using Black-Scholes. Subsequent valuations at the end of each fiscal year and as of each vest date are performed using a lattice model, as the latter provides a better estimate of options that are no longer at-the-money. The term used to estimate the option fair values under the lattice model in 2024 ranged between 4.2 years to 9.1 years. For market-based performance restricted stock units, fair values were estimated using a Monte Carlo simulation model, using inputs that are consistent with those used at grant. For other performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See Note 10 to the consolidated financial statements included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024, where we explain assumptions made in valuing equity awards at grant.

Non-PEO NEO Average Total Compensation Amount			$ 6,228,088	$ 3,784,404	$ 1,090,898	$ 10,885,903
Non-PEO NEO Average Compensation Actually Paid Amount			$ 10,817,690	8,899,974	(1,696,174)	(4,147,460)
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The following table details the adjustment to the Summary Compensation Table Total Pay for our CEO, as well as the average for our Non-CEO NEOs, to determine CAP, as computed in accordance with Item 402(v). No other adjustments are required to be made in accordance with SEC rules. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable year.

	CEO	Average of non-CEO NEOs
Year in Table:	2024	2024
Total Compensation as reported in the Summary Compensation Table (“SCT”)	$915,000	$6,228,088
Less: Grant-Date Fair Value of Equity Awards as reported in SCT(a)	$0	$4,860,163
Add: Year-End Fair Value of Equity Awards Granted in the Year(b)	$0	$3,608,845
Add: Change in Fair Value of Outstanding and Unvested Equity Awards(b)	$48,395,071	$1,417,063
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year(b)	$0	$508,416
Add: Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year(b)	$5,016,097	$3,915,442
Add: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$0	$0
Add: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$0	$0
Compensation Actually Paid	$54,326,168	$10,817,690

(a)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
The fair values of unvested and outstanding equity awards to our NEOs were re-measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant in accordance with ASC Topic 718. For stock options, the grant-date fair values were estimated using Black-Scholes. Subsequent valuations at the end of each fiscal year and as of each vest date are performed using a lattice model, as the latter provides a better estimate of options that are no longer at-the-money. The term used to estimate the option fair values under the lattice model in 2024 ranged between 4.2 years to 9.1 years. For market-based performance restricted stock units, fair values were estimated using a Monte Carlo simulation model, using inputs that are consistent with those used at grant. For other performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See Note 10 to the consolidated financial statements included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024, where we explain assumptions made in valuing equity awards at grant.

Equity Valuation Assumption Difference, Footnote
(b)
The fair values of unvested and outstanding equity awards to our NEOs were re-measured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant in accordance with ASC Topic 718. For stock options, the grant-date fair values were estimated using Black-Scholes. Subsequent valuations at the end of each fiscal year and as of each vest date are performed using a lattice model, as the latter provides a better estimate of options that are no longer at-the-money. The term used to estimate the option fair values under the lattice model in 2024 ranged between 4.2 years to 9.1 years. For market-based performance restricted stock units, fair values were estimated using a Monte Carlo simulation model, using inputs that are consistent with those used at grant. For other performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See Note 10 to the consolidated financial statements included in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024, where we explain assumptions made in valuing equity awards at grant.

Compensation Actually Paid vs. Total Shareholder Return
*
Note that our CEO’s 2023 and 2024 CAP include the fair values as of December 31, 2023 and 2024 for his April 3, 2023 equity grant, which was intended to represent the only equity grant he would receive for 2023, 2024, and 2025.

Compensation Actually Paid vs. Net Income
*
Note that our CEO’s 2023 and 2024 CAP include the fair values as of December 31, 2023 and 2024 for his April 3, 2023 equity grant, which was intended to represent the only equity grant he would receive for 2023, 2024, and 2025.

Compensation Actually Paid vs. Company Selected Measure
*
Note that our CEO’s 2023 and 2024 CAP include the fair values as of December 31, 2023 and 2024 for his April 3, 2023 equity grant, which was intended to represent the only equity grant he would receive for 2023, 2024, and 2025.

Total Shareholder Return Vs Peer Group
*
Note that our CEO’s 2023 and 2024 CAP include the fair values as of December 31, 2023 and 2024 for his April 3, 2023 equity grant, which was intended to represent the only equity grant he would receive for 2023, 2024, and 2025.

Tabular List, Table
Tabular List of Financial Performance Metrics
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2024:
•	Adjusted EBITDA;
•	Direct & Assumed Premium;
•	EBIT;
•	Relative Total Shareholder Return;
•	SG&A Expense Ratio; and
•	Stock Price Performance.
For additional details regarding our most important financial performance measures, please see our CD&A beginning on page 32 in this Proxy Statement.

Total Shareholder Return Amount			$ 38.62	26.29	7.07	22.56
Peer Group Total Shareholder Return Amount			$ 100.48	$ 129.93	$ 141.76	$ 131.1
Company Selected Measure Amount			199,234,000	(45,238,000)	(462,255,000)	(429,826,000)
PEO Name	Mario Schlosser	Mark Bertolini	Mark Bertolini		Mario Schlosser	Mario Schlosser
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			$ 26,121,000	$ (270,594,000)	$ (609,552,000)	$ (571,426,000)
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Lattice Model for Options, Expected Term Minimum			4 years 2 months 12 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Lattice Model for Options, Expected Term Maximum			9 years 1 month 6 days
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name			Direct & Assumed Premium
Measure:: 3
Pay vs Performance Disclosure
Name			EBIT
Measure:: 4
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return
Measure:: 5
Pay vs Performance Disclosure
Name			SG&A Expense Ratio
Measure:: 6
Pay vs Performance Disclosure
Name			Stock Price Performance
Mark Bertolini [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 915,000	44,538,114	0	0
PEO Actually Paid Compensation Amount			54,326,168	66,452,986	0	0
Mario Schlosser [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	854,000	652,405	60,814,546
PEO Actually Paid Compensation Amount			0	$ 860,490	$ (1,019,097)	$ (8,865,630)
PEO | Mark Bertolini [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mark Bertolini [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mark Bertolini [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			48,395,071
PEO | Mark Bertolini [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mark Bertolini [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,016,097
PEO | Mark Bertolini [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mark Bertolini [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,860,163)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,608,845
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,417,063
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			508,416
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,915,442
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0